Note 10 - Short-term Notes Payable (Detail) - Schedule of Short-term Notes Payable (Parentheticals)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash grant bridge note payable to a bank, interest rate		8.00%	8.00%
Note payable to bank, interest payable monthly rate		8.00%	8.00%
Cash Grant Bridge Note Payable Interest Rate [Member]
Cash grant bridge note payable to a bank, interest rate		3.28%	3.28%
Note payable to bank, interest payable monthly rate		3.28%	3.28%
Note Payable To Bank Interest Rate Member
Cash grant bridge note payable to a bank, interest rate	5.00%	5.00%	5.00%
Note payable to bank, interest payable monthly rate	5.00%	5.00%	5.00%